Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	State Street Institutional Funds
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2021